Commitments and Contingencies (Details Narrative)						1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended	9 Months Ended
	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 23, 2025 USD ($) $ / shares shares	May 31, 2025 shares	May 19, 2025 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Jul. 28, 2025 $ / shares
Common stock, par value | $ / shares	$ 0.001					$ 0.001	$ 0.001	$ 0.001		$ 0.001
Percentage of interest rate	0.00%					0.00%	0.00%	0.00%		0.00%
Receive number of shares	10,000,000					10,000,000	10,000,000	10,000,000		10,000,000
Percentage of adjustment shares	85.00%					85.00%	85.00%	85.00%		85.00%
Adjustment of preferred units | $ / shares	$ 1.25					$ 1.25	$ 1.25	$ 1.25		$ 1.25
Closing bitcoin price | $	$ 200,000					$ 200,000	$ 200,000	$ 200,000		$ 200,000
Bitcoin divided value | $	$ 516,500,000					$ 516,500,000	$ 516,500,000	$ 516,500,000		$ 516,500,000
Bitcoin per share price | $ / shares	$ 10.00					$ 10.00	$ 10.00	$ 10.00		$ 10.00
Effective date							15 days
Services agreement effective date	4 years						4 years
Receive aggregate common units	10,000,000					10,000,000	10,000,000	10,000,000		10,000,000
Purchase aggregate non-voting preferred units	51,650,000					51,650,000	1,650,000	1,650,000		1,650,000
Purchase per preferred units	10.00					10.00	10.00	10.00		10.00
Aggregate amount preferred units | $	$ 516,500,000					$ 516,500,000	$ 516,500,000	$ 516,500,000		$ 516,500,000
Convertible Notes Subscription Agreement [Member]
Aggregate principal amount | $	$ 235,000,000						$ 235,000,000
Percentage of aggregate purchase price	97.00%					97.00%	97.00%	97.00%		97.00%
Percentage of conversion rate	130.00%						130.00%
Pubco Stock [Member]
Common stock, par value | $ / shares	$ 0.001					$ 0.001	$ 0.001	$ 0.001		$ 0.001
Agreed to purchase of shares							85,166,604
Pubco Warrants [Member]
Agreed to purchase of shares							12,852,478
Common Merger Consideration Shares [Member]
Percentage of adjustment shares	15.00%					15.00%	15.00%	15.00%		15.00%
Common Stock [Member]
Agreed to purchase of shares	1
COLUMBUS CIRCLE CAPITAL CORP I [Member]
Deferred legal fee | $							$ 684,067	$ 684,067		$ 684,067
Shares issued for services			766,666
Purchase of shares. price per share | $ / shares					$ 0.003				$ 0.003
Percentage of conversion rate										130.00%
COLUMBUS CIRCLE CAPITAL CORP I [Member] | Common Stock [Member]
Common stock, par value | $ / shares							$ 0.0001	$ 0.0001		$ 0.0001	$ 0.001
COLUMBUS CIRCLE CAPITAL CORP I [Member] | Minimum [Member]
Number of shares received									8,000,000
COLUMBUS CIRCLE CAPITAL CORP I [Member] | Maximum [Member]
Number of shares received									9,800,000
PROCAP BTC, LLC [Member] | Common Stock [Member]
Shares issued for services						10,000,000
Shares issued for services, value | $
PROCAP BTC, LLC [Member] | Preferred Stock [Member]
Shares issued for services, value | $
Underwriting Agreement [Member] | COLUMBUS CIRCLE CAPITAL CORP I [Member]
Underwriting discount percentage										2.00%
Proceeds from over allotment offerings | $										$ 4,400,000
Business Combination Marketing Agreement [Member] | COLUMBUS CIRCLE CAPITAL CORP I [Member]
Aggregate cash fee for services | $										$ 10,600,000
Business Combination Agreement [Member] | COLUMBUS CIRCLE CAPITAL CORP I [Member]
Purchase of shares. price per share | $ / shares					$ 10.00		10.00	$ 10.00	$ 10.00	$ 10.00
Business Combination Agreement [Member] | PROCAP BTC, LLC [Member]
Purchase of convertible notes | $		$ 235,000,000
Debt coversion rate		1.30
Percentage of interest rate		0.00%
Debt maturity period		maturity of up to 36 months
Business Combination Agreement [Member] | PROCAP BTC, LLC [Member] | Common Stock [Member]
Shares issued for services						10,000,000		10,000,000
Shares issued for services, value | $						$ 0		$ 0
Business Combination Agreement [Member] | PROCAP BTC, LLC [Member] | ProCap Financial, Inc [Member]
Number of shares received		10,000,000
Common stock, par value | $ / shares		$ 0.001
Preferred units owned description		As consideration for the Company Merger, holders of the preferred units (the “Preferred Units”) of the Company (the “Preferred Unit Holders”) will receive an aggregate number of shares of Pubco Stock equal to: (i) the product of (A) the number of Preferred Units outstanding immediately prior to the Company Merger multiplied by (B) 1.25 plus (ii) eighty five percent (85%) of the Adjustment Shares (the “Preferred Merger Consideration Shares” and together with the Common Merger Consideration Shares, the “Merger Consideration Shares”). Each Preferred Unit Holder shall receive its pro rata share of the Preferred Merger Consideration Shares, based on the number of Preferred Units owned by such Preferred Unit Holder immediately prior to the Closing.
Business combination maximum price | $		$ 200,000
Business combination transferred | $		$ 516,500,000
Business combination, per share | $ / shares		$ 10.00
Preferred Equity Subscription Agreement [Member] | PROCAP BTC, LLC [Member] | Preferred Stock [Member]
Purchase of shares						51,650,000		51,650,000
Purchase of shares. price per share | $ / shares	$ 10.00					$ 10.00	$ 10.00	$ 10.00		$ 10.00
Purchase of shares. value | $						$ 516,500,000		$ 516,500,000
Over-Allotment Option [Member] | COLUMBUS CIRCLE CAPITAL CORP I [Member]
Number of units issued				3,000,000					23,000,000
Proceeds from over allotment offerings | $				$ 250,000,000					$ 4,000,000
Number of shares received									3,000,000
Agreed to purchase of shares					1,000,000
Over-Allotment Option [Member] | Underwriting Agreement [Member] | COLUMBUS CIRCLE CAPITAL CORP I [Member]
Number of units issued				3,000,000						3,300,000
Number of units forfeited				300,000